SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549


                                  FORM N-1A


                                                          File No. 33-11419

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

     Pre-Effective Amendment No.

     Post-Effective Amendment No.    14                           X

                                     AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

     Amendment No.    14                                          X


                        DELAWARE GROUP VALUE FUND, INC.
                Exact Name of Registrant as Specified in Charter)


            1818 Market Street, Philadelphia, Pennsylvania          19103
           (Address of Principal Executive Offices)              (Zip Code)


Registrant's Telephone Number, including Area Code:         (215) 751-2923


  George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
                   (Name and Address of Agent for Service)


Approximate Date of Public Offering:            November 29, 1995

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
        X   on November 29, 1995 pursuant to paragraph (b)
            60 days after filing pursuant to paragraph (a)(1)
            on (date) pursuant to paragraph (a)(1)
            75 days after filing pursuant to paragraph (a)(2)
            on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
        X    This post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's 24f-2 Notice for its most recent fiscal year was filed on January 26, 1995.
                                         Form N-1A
                                         File No. 33-11419
                                         Delaware Group Value Fund, Inc.



                       ---   C O N T E N T S   ---



This Post-Effective Amendment No. 14 to Registration File
No. 33-11419 includes the following:


      1.  Facing Page

      2.  Contents Page

      3. Cross-Reference Sheet - Incorporated by reference to Post-Effective Amendment No. 13 filed electronically on September 14, 1995.

      4.  Part A - Prospectuses and Supplements

          (a) The Prospectus for Class A, Class B and Class C Shares is incorporated by reference to the electronic filing of Post-Effective Amendment No. 13 made pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") on September 14, 1995.

          (b) The Prospectus for the Value Fund Institutional Class Prospectus, dated January 30, 1995 is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(e) under the 1933 Act on April 24, 1995.

          (c) A Supplement to the Value Fund Institutional Class
          Prospectus is incorporated into this filing by reference to the Supplement contained in the electronic filing of Post-Effective Amendment No. 13 made pursuant to Rule 485(a) under the 1933 Act on September 14, 1995.

          (d) A Supplement dated October 15, 1995 and electronically filed on October 19, 1995 pursuant to Rule 497(e) of the 1933 Act is not incorporated by reference into this filing.

          (e) A Supplement dated November 1, 1995 and electronicallly filed on November 2, 1995 pursuant to Rule 497(e) under the 1933 Act is not incorporated by reference into this filing.

      5. Part B - Statement of Additional Information - Incorporated by reference to the electronic filing of Post-Effective Amendment No. 13 filed on September 14, 1995.

      6. Part C - Other Information - All items except Items 24(b)(18) and 32(d) are incorporated by reference to the electronic filing of Post-Effective Amendment No. 13 on September 14, 1995. Items 24(b)(18) and 32(d) are included herein.

      7.  Signatures





PART C.  OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

         (b)(18)  Form of Multiple Class Plan Pursuant to Rule 18f-3
                    Attached hereto as Exhibit 18




Item 32.  Undertakings

        (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 9th day of November, 1995.

                                          DELAWARE GROUP VALUE FUND, INC.


                                          By    /s/Wayne A. Stork
                                                    Wayne A. Stork
                                         President, Chairman of the Board,
                                         Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                 Title                                Date


/s/Wayne A. Stork          President, Chairman of           November 9, 1995
Wayne A. Stork             the Board, Chief Executive
                           Officer and Director


/s/David K. Downes         Senior Vice President/Chief      November 9, 1995
David K. Downes             Administrative Officer/Chief
                            Financial Officer
                            (Principal Financial Officer
                            and Principal Accounting Officer)


/s/Walter P. Babich*       Director                         November 9, 1995
Walter P. Babich


/s/Charles E. Peck*        Director                         November 9, 1995
Charles E. Peck


/s/Ann R. Leven*           Director                         November 9, 1995
Ann R. Leven


/s/W. Thacher Longstreth*  Director                         November 9, 1995
W. Thacher Longstreth


/s/Anthony D. Knerr*       Director                         November 9, 1995
Anthony D. Knerr


                          *By:
                                 Wayne A. Stork
                                 Attorney-in-Fact